Description of the Plan (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Minimum service period for matching contribution eligibility	1 year
Employer contribution	100.00%
Minimum service period for profit sharing contribution eligibility	2 years
Vesting percentage	100.00%
Vesting period	3 years
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Forfeited non-vested accounts	$ 126,679	$ 79,659
Amount of forfeited nonvested accounts used to offset employer contributions	$ 88,452
Maximum
Description of the Plan
Participant's salary deferral contribution (in %)	12.00%
Employer nonelective contribution percentage	20.00%
Minimum
Description of the Plan
Participant's salary deferral contribution (in %)	2.00%
Employer nonelective contribution percentage	0.00%